BLACKROCK MUNICIPAL INCOME QUALITY TRUST

AMENDMENT TO

STATEMENT OF PREFERENCES OF

VARIABLE RATE MUNI TERM PREFERRED SHARES (“VMTP SHARES”)

DATED DECEMBER 15, 2011

(THE “STATEMENT OF PREFERENCES”)

The undersigned officer of BlackRock Municipal Income Quality Trust (the “Trust”), a Delaware statutory trust, hereby certifies as follows:

1.     The Board of Trustees of the Trust (with the consent of the Holders (as defined in the Statement of Preferences) of the VMTP Shares required under Section 5 of the Statement of Preferences) has adopted resolutions to amend the Statement of Preferences as follows:

from time to time.

The Statement of Preferences of the Trust is hereby amended by deleting Section 10(g) in its entirety and replacing it with the following as of December 6, 2023:

(g)       Shares for Which Notice of Redemption Has Been Given Are No Longer Outstanding. Provided a Notice of Redemption has been provided pursuant to paragraph (c) of this Section 10, the Trust shall irrevocably (except to the extent set forth below in this paragraph (g)) deposit with the Redemption and Paying Agent, no later than the Redemption Date specified in such notice, Deposit Securities in an aggregate amount equal to the Redemption Price to be paid on the Redemption Date in respect of any VMTP Preferred Shares that are subject to such Notice of Redemption. Provided a Notice of Redemption has been provided pursuant to paragraph (c) of this Section 10, upon the deposit with the Redemption and Paying Agent of Deposit Securities in an amount sufficient to redeem the VMTP Preferred Shares that are the subject of such notice, dividends on such VMTP Preferred Shares shall cease to accumulate as of the Redemption Date and such VMTP Preferred Shares shall no longer be deemed to be Outstanding for any purpose, and all rights of the Holders of the VMTP Preferred Shares so called for redemption shall cease and terminate, except the right of such Holders to receive the Redemption Price, but without any interest or other additional amount, except as provided in paragraph (e)(i) of Section 2 and in Section 3 of this Statement of Preferences. Upon surrender in accordance with the Notice of Redemption of the certificates for any VMTP Preferred Shares so redeemed (properly endorsed or assigned for transfer, if the Board of Trustees shall so require and the Notice of Redemption shall so state), the Redemption Price shall be paid by the Redemption and Paying Agent to the Holders of VMTP Preferred Shares subject to redemption. In the case that fewer than all of the shares represented by any such certificate are redeemed, a new certificate shall be issued, representing the unredeemed shares, without cost to the Holder thereof. The Trust shall be entitled to receive from the Redemption and Paying Agent, promptly after the date fixed for redemption, any cash or other Deposit Securities deposited with the Redemption and Paying Agent in excess of (i) the aggregate Redemption Price of the VMTP Preferred Shares called for redemption on such date and (ii) all other amounts to which Holders of VMTP Preferred Shares called for redemption may be entitled pursuant to this Statement of Preferences. Any funds so deposited that are unclaimed at the end of 90 days from such Redemption Date shall, to the extent permitted by law, be repaid to the Trust, after which time the Holders of VMTP Preferred Shares so called for redemption may look only to the Trust for payment of the Redemption Price and all other amounts to which they may be entitled pursuant to this Statement of Preferences. The Trust shall be entitled to receive, from time to time after the date fixed for redemption, any interest on the funds so deposited.

2.     Except as amended hereby, the Statement of Preferences remains in full force and effect.

3.     An original copy of this amendment shall be lodged with the records of the Trust and filed in such places as the Trustees deem appropriate.

[Signature Page Follows]

IN  WITNESS  WHEREOF, BlackRock Municipal Income Quality Trust has caused these presents to be signed as of December 4, 2023 in its name and on its behalf by its Vice President and attested by its Secretary. Said officers of the Trust have executed this amendment as officers and not individually, and the obligations and rights set forth in this amendment are not binding  upon any such officers, or the trustees or shareholders of the Trust, individually, but are binding only upon the assets and property of the Trust.

BLACKROCK MUNICIPAL INCOME QUALITY TRUST

                                                                                                         By:  /s/Jonathan Diorio

       Name:  Jonathan Diorio

Title:    Vice President

ATTEST:

By:    /s/Janey Ahn
Name:  Janey Ahn
Title:    Secretary

[Signature Page – BYM Amendment to Statement of Preferences]